Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Bank and Other Borrowings

	2021	2022
	RM	RM	USD
Bank borrowings
- Current	143,858	133,843	30,402
- Non-current	398,526	309,331	70,262
Total bank borrowings	542,384	443,174	100,664

Other borrowings – current	668,608	649,699	147,575

Total borrowings	1,210,992	1,092,873	248,239